TAXES ON INCOME - Disclosure of detailed information about reconciliation of tax expense and accounting profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Loss before income tax	$ (9,457)	$ (26,060)	$ (164)
Statutory tax rate in Canada	26.50%	26.50%	26.50%
Statutory tax rate in Canada	$ (2,506)	$ (6,906)	$ (43)
Increase (decrease) in income tax due to:
Non-deductible expenses (non-taxable income), net for tax purposes	(122)	1,764	(4,208)
Effect of different tax rate of subsidiaries	169	599	310
Adjustments in respect of current income tax of previous years	195	(16)	(21)
Recognition (derecognition) of tax benefit in respect of losses of previous years	1,565	0	846
Unrecognized tax benefit in respect of loss for the year	1,432	4,037	4,093
Other adjustments	38	(616)	(477)
Income tax expense (benefit)	$ 771	$ (1,138)	$ 500	[1]

[1]	Reclassified in respect of discontinued operations - see Note 25.